Stock-Based Compensation [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Summary Of Stock Acquisition Rights Transactions [Table Text Block]

	Fiscal year ended March 31, 2013
	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
			(in years)	(in millions)
Outstanding, beginning of fiscal year	19,374,200	¥1
Granted	8,373,600	1
Exercised	(4,051,500)	1
Forfeited or Expired	(121,500)	1

Outstanding, end of fiscal year	23,574,800	¥1	28.04	¥13,131

Exercisable, end of fiscal year	—	¥—	—	¥—

Fair Value Assumption Of Stock Acquisition Rights [Table Text Block]

	Fiscal years ended March 31,
	2011	2012	2013
Risk-free interest rate	0.23%	0.29%	0.11%
Expected volatility	43.97%	44.96%	40.48%
Expected term	4 years	4 years	4 years
Expected dividend yield	2.91%	3.13%	3.18%

Summary Of UNBC's Stock Bonus Plan [Table Text Block]

Grant Date	Units Granted	Fair Value of Stock	Vesting Duration	Pro-rata Vesting Date
Grant Date
November 15, 2010	3,995,505	$4.72	3 years	April 15
April 15, 2011	4,754,105	4.69	3 years	April 15
July 15, 2011	180,740	4.94	3 years	July 15
April 15, 2012	4,816,795	4.78	3 years	April 15
July 15, 2012	74,175	4.72	3 years	July 15

Rollforward Of UNBC's Restricted Stock Units Under The Stock Bonus Plan [Table Text Block]

	Restricted Stock Units
	2011	2012
Units outstanding, beginning of year	3,943,590	7,138,334
Activity during the year:
Granted	4,934,845	4,890,970
Vested	1,435,268	2,920,392
Forfeited	304,833	251,028

Units outstanding, end of year	7,138,334	8,857,884

Summary Of UNBC's Compensation Related Costs [Table Text Block]

	December 31,
	2010	2011	2012
	(in millions)
Compensation costs	¥263	¥1,198	¥1,437
Tax benefit	88	479	559
Unrecognized compensation costs	1,304	1,710	2,251